AJL PEPS Trust





Semiannual Report
June 30, 1998







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

AJL PEPS Trust
Summary Information


Each of the $1.44 Premium Exchangeable Participating Shares, or "PEPS," of the AJL PEPS Trust represents the right to receive an annual distribution of $1.44, and will be exchanged on February 15, 1999 for between 0.8475 and 1.25 American Depositary Shares ("ADS") of Amway Japan Limited (the "Company"). Each ADS represents one-half of one share of common stock of the Company. The annual distribution of $1.44 per PEPS is payable quarterly on each February 15, May 15, August 15 and November 15, through February 15, 1999. The PEPS are not subject to redemption.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through February 15, 1999, and forward purchase contracts with two shareholders of the Company (the "Sellers"). The trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of PEPS with a quarterly distribution of $0.36 per PEPS and, on February 15, 1999, a number of ADS (or, at the option of the holder, the equivalent number of shares of common stock of the Company) per PEPS computed as follows: if the Exchange Price per ADS is equal to or greater than $22.61, 0.8475 ADS per PEPS; if the Exchange Price per ADS is less than $22.61 but equal to or greater than $15.33, a number (or fractional number) of ADS per PEPS having a value (determined at the Exchange Price) equal to $19.16; and if the Exchange Price per ADS is less than $15.33, 1.25 ADS per PEPS, subject in each case to adjustment in certain events. Holders of PEPS will receive cash in lieu of fractional ADS or fractional shares of common stock of the Company. The "Exchange Price" per ADS means, with certain exceptions, the average of one-half the closing price of a share of the Company on its principal trading market (currently the Japanese over-the-counter market), divided by the noon buying rate in New York City for cable transfers in Japanese yen, for the 20 trading days immediately prior to, but not including, February 15, 1999.

                                 AJL PEPS TRUST

                                FINANCIAL REPORT

                                  JUNE 30, 1998

                                   (Unaudited)

                                    CONTENTS

================================================================================
FINANCIAL STATEMENTS:

Statement of Net Assets as of June 30, 1998                                    4

Schedule of Investments as of June 30, 1998                                    5

Statement of Operations for the Six Months Ended June 30, 1998                 6

Statements of Changes in Net Assets for the Six Months Ended
June 30, 1998 and the Year Ended December 31, 1997                             7

Notes to Financial Statements                                               8-10

Financial Highlights                                                          11
--------------------------------------------------------------------------------

AJL PEPS TRUST

STATEMENT OF NET ASSETS
June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------------------
ASSETS

  Investments, at value (amortized cost $240,531,473) (Notes 2, 4, and 8)     $  109,625,407
  Cash                                                                               256,249
  Deferred organizational costs, net of accumulated
    amortization of $9,858 (Note 2)                                                    2,142
                                                                              --------------
         Total Assets                                                         $  109,883,798
                                                                              ==============


LIABILITIES
  Accounts payable and accrued expenses                                       $      253,346
                                                                              --------------
         Net Assets                                                           $  109,630,452
                                                                              ==============


COMPOSITION OF NET ASSETS
  Premium Exchangeable Participating Shares ("PEPS"), no par value;
    15,663,002 shares issued and outstanding  (Note 9)                        $  238,324,776
  Net unrealized depreciation of investments                                    (130,906,066)
  Undistributed net investment income                                              2,211,742
                                                                              --------------
         Net Assets                                                           $  109,630,452
                                                                              ==============

         Net Asset Value per PEPS                                             $         7.00
                                                                              ==============






See Notes to Financial Statements.

AJL PEPS TRUST

SCHEDULE OF INVESTMENTS
June 30, 1998
(Unaudited)
                                          Par     Maturity      Market        Amortized
Securities Description                   Value      Date         Value           Cost
----------------------------------------------------------------------------------------

UNITED STATES GOVERNMENT
  SECURITIES:

United States Treasury Strips       $  5,639,000  08/15/98  $   5,602,798  $   5,600,623
United States Treasury Strips          5,639,000  11/15/98      5,530,393      5,524,125
United States Treasury Strips          5,639,000  02/15/99      5,453,984      5,447,317
                                    ------------            -------------  -------------

                                    $ 16,917,000            $  16,587,175  $  16,572,065
                                    ============            ============== =============

FORWARD PURCHASE CONTRACTS

GRIT/AJL PEPS Trust Purchase
  Agreement                                       02/15/99  $  46,519,116  $ 111,979,704
JVA/AJL PEPS Trust Purchase
  Agreement                                       02/15/99     46,519,116    111,979,704
                                                            -------------  -------------

       Total                                                   93,038,232    223,959,408
                                                            -------------  -------------
                                                            $ 109,625,407  $ 240,531,473
                                                            =============  =============





See Notes to Financial Statements.

AJL PEPS TRUST

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1998
(Unaudited)

---------------------------------------------------------------------------------------------
ACCRETION OF ORIGINAL ISSUE DISCOUNT                                            $     591,064

EXPENSES:
  Administrative fees and expenses                             $          431
  Legal fees                                                            8,658
  Accounting fees                                                      16,000
  Insurance expense                                                    23,557
  Trustees' fees                                                        5,538
  Amortization of deferred organizational costs                         1,867
  Other expenses                                                        5,598
                                                               --------------

       Total fees and expenses                                         61,649

EXPENSE REIMBURSEMENT (Note 7)                                         59,782
                                                               --------------

       Total expenses - Net                                                             1,867
                                                                                --------------

       Net Investment Income                                                          589,197

       Net increase in unrealized depreciation
         of investments                                                           (48,429,103)
                                                                                --------------

       Net decrease in net assets resulting from operations                     $ (47,839,906)
                                                                                ==============



See Notes to Financial Statements.

AJL PEPS TRUST

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1998
and the Year Ended December 31, 1997
(Unaudited)


                                                         Six months
                                                           Ended          Year Ended
                                                          June 30,       December 31,
                                                            1998             1997
--------------------------------------------------------------------------------------
OPERATIONS
  Net investment income                                $     589,197    $   1,968,029
  Unrealized depreciation of investments                 (48,429,103)     (68,562,120)
                                                       --------------   --------------
       Net decrease in net assets from operations        (47,839,906)     (66,594,091)
                                                       --------------   --------------

DISTRIBUTIONS
  Net investment income                                   (1,360,578)      (1,870,119)
  Return of capital                                       (9,916,784)     (20,683,646)
                                                       --------------   --------------
       Net decrease in net assets from distributions     (11,277,362)     (22,553,765)
                                                       --------------   --------------

       Total decrease in net assets for the period       (59,117,268)     (89,147,856)

       Net assets, beginning of period                   168,747,720      257,895,576
                                                       --------------   --------------

       Net assets, end of period                       $ 109,630,452    $ 168,747,720
                                                       ==============   ==============



See Notes to Financial Statements.

AJL PEPS TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------
Note 1.   Organization
AJL PEPS Trust ("Trust") was established on August 17, 1995 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In November 1995, the Trust sold Premium Exchangeable Participating Shares ("PEPS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to acquire two forward purchase contracts for American Depository Shares ("ADS") representing shares of common stock of Amway Japan Limited ("AJL"), a Japanese corporation, from two existing shareholders of AJL. Each ADS represents one-half of one share of common stock. The ADSs are deliverable pursuant to the contracts on February 15, 1999 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.


Note 2.   Significant Accounting Policies
The following is a summary of the significant  accounting  policies  followed by
the  Trust,  which  are  in  conformity  with  generally   accepted   accounting
principles:

  Valuation of Investments

     The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contracts are valued at the mean of the bid prices received by the Trust at the end of each period from three independent broker-dealer firms unaffiliated with the Trust, who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto.

  Investment Transactions

     Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accretion of discount. Unrealized gains and losses are accounted for on the specific identification method.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Organizational Expenses

     Organizational expenses of $12,000 are being amortized on a straight-line basis over the life of the Trust beginning at the commencement of operations of the Trust.

AJL PEPS TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------
Note 3.   Distributions
PEPS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.44 per annum or $0.36 per quarter (except for the first distribution on February 15, 1996 which was $0.34). Distributions are payable quarterly and commenced on February 15, 1996.


Note 4.   Purchases and Sales of Investments
Maturities of U.S. Treasury Strips totaled $11,278,000 and $22,556,000 for the six months ended June 30, 1998 and the year ended December 31, 1997, respectively. There were no purchases or sales of U.S. Treasury Strips investments or forward purchase contracts during the period.


Note 5.   Trustees' Fees
Each of the three Trustees was paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being amortized over the life of the Trust. As of June 30, 1998, the Trust had amortized $29,075 of such fees.


Note 6.   Income Taxes
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1998, net unrealized depreciation of investments, based on amortized cost for federal income tax purposes, aggregated $130,906,066, consisting of gross unrealized appreciation of $15,110 and gross unrealized depreciation of $130,921,176. The amortized cost of investment securities for federal income tax purposes was $240,531,473 at June 30, 1998.


Note 7.   Expenses
The estimated expenses to be incurred by the Trust in connection with the offering of the PEPS and its ongoing operations are $1,261,471. Of this amount, $667,000 represents offering expenses ($655,000) and organizational expenses ($12,000) incurred by the Trust. The offering and organizational expenses are being paid from the proceeds received from the offering of the PEPS. At June 30, 1998, the Trust had paid $413,654 relating to such expenses. The remaining amount of $594,471 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the sponsor of the Trust. Expenses incurred in excess of this amount will be paid by the sponsor or, if not, by the Trust.

Cash received by the Administrator from the sponsor of $594,471 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1998, $468,109 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements, net of amounts reimbursed.

AJL PEPS TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------
Note 8.   Forward Purchase Contracts
On November 15, 1995, the Trust entered into two forward purchase contracts with two existing shareholders of AJL (the "Sellers") and paid to the Sellers $223,959,408 in connection therewith. Pursuant to such contracts, the Sellers are obligated to deliver to the Trust a specified number of ADSs on February 15, 1999 (the "Exchange Date") so as to permit the holders of the PEPS to exchange on the Exchange Date each of their PEPS for between 0.8475 and 1.25 ADSs. See the Trust's original prospectus dated November 15, 1995 for the formula upon which such exchange will be determined.

The forward purchase contracts held by the Trust at June 30, 1998 are as follows:


                              Exchange        Cost of        Contract        Unrealized
    Forward Contracts           Date          Contract         Value        Depreciation
    -----------------           ----          --------         -----        ------------

Jay Van Andel Trust           02/15/99    $ 111,979,704    $ 46,519,116    $  (65,460,588)
HDV GRIT Holdings, Inc.       02/15/99      111,979,704      46,519,116       (65,460,588)
                                          -------------    ------------    ---------------

                                          $ 223,959,408    $ 93,038,232    $ (130,921,176)
                                          =============    ============    ===============

The Sellers' obligations under the forward purchase contracts are collateralized by ADSs which are being held in the custody of the Trust's custodian, The Bank of New York. At June 30,1998, the custodian held 19,578,756 ADSs with an aggregate value of $105,235,814.

Note 9.   Capital Share Transactions

There were no redemptions or sales of PEPS during the period ended June 30, 1998 and the year ended December 31, 1997. As of June 30, 1998 and December 31, 1997, there were 15,663,002 PEPS issued and outstanding with an aggregate cost, net of sales commission, offering costs and return of capital, of $238,324,776 and $248,241,560, respectively.

AJL PEPS TRUST

FINANCIAL HIGHLIGHTS
(Unaudited)
--------------------------------------------------------------------------------
The Trust's financial highlights are presented below. The per-share operating performance data are designed to allow investors to trace the operating performance, on a per-share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per-share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per-share amounts.

The total return based on market value measures the Trust's performance, assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for periods of less than one year are not annualized.

                                                                                              November 9,
                                                                                                 1995
                                              Six Months                                    (Commencement
                                                 Ended       Year Ended       Year Ended   of Operations) to
                                               June 30,     December 31,      December 31,    December 31,
                                                 1998          1997               1996            1995
                                                 ----          ----               ----            ----
Per share operating performance for a
PEPS outstanding throughout the period

Investment income                             $   0.04        $   0.13        $   0.21        $   0.02
Expenses                                          0.00            0.00            0.00            0.00
                                              ---------       ---------       ---------       ---------
Investment income - net                           0.04            0.13            0.21            0.02
Adjustments to capital (offering expenses)        0.00            0.00            0.00           (0.04)
Distributions from income                        (0.09)          (0.12)          (0.05)           0.00
Return of capital                                (0.63)          (1.32)          (1.37)           0.00
Unrealized gain (loss)  on investments           (3.09)          (4.39)          (1.82)           0.94
                                              ---------       ---------       ---------       ---------
Net increase (decrease) in net asset value       (3.77)          (5.70)          (3.03)           0.92
Beginning net asset value                        10.77           16.47           19.50           18.58
                                              ---------       ---------       ---------       ---------
Ending net asset value                        $   7.00        $  10.77        $  16.47        $  19.50
                                              =========       =========       =========       =========
Ending market value                           $   7.00        $  11.00        $  16.38        $  19.50
                                              =========       =========       =========       =========
Total investment return based on
  market value                                  (31.81)%        (26.34)%         (9.95)%          4.95%

Ratios/Supplemental Data

Ratio of expenses to average net assets:
    Before waiver                                 0.11 %          0.06 %          0.05 %          0.10%
    After waiver                                  0.00 %          0.00 %          0.00 %          0.00%
Ratio of net investment income to  average
  net assets:
    Before waiver                                 0.74 %          0.84 %          1.01 %          0.09%
    After waiver                                  0.85 %          0.90 %          1.06 %          0.19%

Net assets, end of period (in thousands)      $109,630        $168,748        $257,896        $305,451

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